                                   LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                        ENDED SEPTEMBER 30, 1998

KEMPER MUNICIPAL BOND FUND
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
OFFERING INVESTORS THE OPPORTUNITY FOR AS HIGH A LEVEL OF CURRENT INTEREST INCOME THAT IS
EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRESERVATION OF CAPITAL

KEMPER NATIONAL TAX-FREE INCOME SERIES

                 ". . . We're very optimistic about the prospects for municipal bonds. . . . they still represent an extremely attractive investment. . . ."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
7
TERMS TO KNOW
9
PORTFOLIO STATISTICS
12
PORTFOLIO OF
INVESTMENTS
29
REPORT OF
INDEPENDENT AUDITORS
30
FINANCIAL STATEMENTS
32
NOTES TO
FINANCIAL STATEMENTS
37
FINANCIAL HIGHLIGHTS


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE
INCOME FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1998
(UNADJUSTED FOR SALES CHARGE)
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                           8.84%
CLASS B                                           7.84%
CLASS C                                           7.93%
LIPPER MUNICIPAL BOND FUNDS CATEGORY AVERAGE*     8.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

CLASS A                                                      7.34%
CLASS B                                                      6.38%
CLASS C                                                      6.55%
LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS CATEGORY AVERAGE*   7.04%
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT REFLECT FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 9/30/98   9/30/97
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS A                          $10.61    $10.46
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS B                          $10.58    $10.44
--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
CLASS C                          $10.62    $10.47
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 9/30/98   9/30/97
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS A                $10.53    $10.31
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS B                $10.52    $10.31
--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS C                $10.53    $10.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE INCOME FUNDS'
LIPPER RANKINGS AS OF 9/30/98*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE GENERAL MUNICIPAL DEBT AND INTERMEDIATE MUNICIPAL DEBT LIPPER CATEGORIES

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                          CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR               #44 of 237 funds     #167 of 237 funds    #147 of 237 funds
--------------------------------------------------------------------------------
5-YEAR               #31 of 134 funds            N/A                  N/A
--------------------------------------------------------------------------------
10-YEAR              #15 of 73 funds             N/A                  N/A
--------------------------------------------------------------------------------
15-YEAR              #6 of 36 funds              N/A                  N/A
--------------------------------------------------------------------------------
20-YEAR              #6 of 22 funds              N/A                  N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR             #49 of 145 funds    #116 of 145 funds    #104 of 145 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF SEPTEMBER 30, 1998.

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:         $ .5169    $ .4279    $ .4303
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:      $ .0406    $ .0342    $ .0342
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.59%      3.88%      3.86%
--------------------------------------------------------------------------------
SEC YIELD+:               3.74%      3.32%      3.30%
--------------------------------------------------------------------------------
TAX EQUIVALENT
YIELD:                    5.95%      5.28%      5.25%
--------------------------------------------------------------------------------

BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:         $ .4503    $ .3674    $ .3705
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:      $ .0359    $ .0288    $ .0294
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:       4.09%      3.29%      3.35%
--------------------------------------------------------------------------------
SEC YIELD+:               3.27%      2.50%      2.58%
--------------------------------------------------------------------------------
TAX EQUIVALENT
YIELD:                    5.20%      3.97%      4.10%
--------------------------------------------------------------------------------

BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%

+ CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS
  AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON SEPTEMBER 30, 1998. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED SEPTEMBER 30, 1998 SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND THE 37.1% FEDERAL TAX RATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND, FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $245 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES, AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS.

DEAR SHAREHOLDERS,

If you're like most investors, you may be wondering if you should allow yourself to breathe a sigh of relief as 1998 comes to a close. After several months of generally declining stock prices and extreme volatility, the U.S. stock market seems to have rediscovered its resiliency. In the fourth quarter, the Standard & Poor's 500, an unmanaged index generally representative of the U.S. stock market, bounced back into the 1100-point range, up nearly 20 percent from its third-quarter low of 957. The blue chip Dow Jones Industrial Average enjoyed a comparable rise. Investor confidence suddenly overtook the investor uncertainty that had plagued the markets at summer's end.

  To what can we attribute the change? Simply this -- the cumulative effect of some good news, not the least of which was a long-awaited reduction in interest rates by the Federal Reserve Board. In September, the Fed reduced the federal funds rate a modest 1/4 of a percentage point, however, the cut disappointed some investors who were expecting a more dramatic gesture. In October, the Fed reduced the rate an additional 1/4 of a percentage point. This was an unexpected cut that seemed to have a positive effect on Wall Street. Investors were also pleasantly surprised by better-than-expected corporate earnings reports early in the fourth quarter. (Other contributors to the good vibrations included Mark McGwire, Sammy Sosa and John Glenn. While they don't have the market clout of Alan Greenspan, they may have played a role in elevating the national mood.)

  Although there was no good news to be garnered from the sensationalized presidential scandal, as the shock of Kenneth Starr's report wore off, the nation seemed to refocus its attention on other matters. In this sense, another veil of despair was lifted.

  In many ways, 1998's market activity provides a study in how investor perceptions can upstage economic realities. Certainly, the tumultuous lessons of Russia and Southeast Asia renewed investors' awareness of risk in 1998, which was an important wake-up call. At all times, investors must understand and consider risk. But over the course of 1998, U.S. economic fundamentals have essentially remained strong. In fact, inflation has remained low for the entire year. Economic growth has been solid. Our consumer confidence has remained fairly high, although not quite as high as last year.

  Other signs of strength this year have included better-than-expected regional retail sales, as well as robust housing starts and home sales. The nation's budget surplus for 1998 came in at $60 billion, with another budget surplus expected for fiscal 1999.

  Growth in the nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, has remained remarkably steady. GDP is expected to have grown at an annualized rate of between 2 and 3 percent for the second half of 1998 and is anticipated to hover around 2 percent for the first half of 1999. The consumer price index
(CPI) remains at about 1.5 percent to 2 percent.

  While employment growth has slowed a bit, the slowdown in wage gains may provide the Fed with an incentive to reduce interest rates even further. U.S. corporate profits have generally been flat, so we may see a decrease in capital spending. Banks appear to be only a little less willing to lend, so the threat of a general credit crunch is minimal.

  Investors may take comfort in the fact that the U.S. markets and economy have withstood the test of 1998's tumultuous third quarter. Similarly, while certain countries, such as Malaysia, Indonesia, Brazil and Russia, are still suffering from economic crises, others, including the Philippines, South Korea, Thailand and China, appear to have survived. As long as the Fed and the Group of Seven leading industrial nations (G7) are committed to avoiding recession on national and global levels respectively, investors have a good chance of experiencing a more stable economic environment.

  At home, there has been somewhat of a slowdown in manufacturing, as reduced U.S. exports reflect foreign economic turmoil. But the global impact of the Asian crisis still has not hit the U.S. as hard as was expected. Indeed, Asian turmoil has not affected U.S. trade as much as it has lowered import prices and helped reduce global interest rates.

ECONOMIC OVERVIEW


--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.


                                  [BAR GRAPH]

                                       OCTOBER 31, 1998        6 MONTHS AGO          1 YEAR AGO           2 YEARS AGO
10-YEAR TREASURY RATE(1)                      4.53                 5.64                 6.03                 6.53
PRIME RATE(2)                                 8.12                 8.50                 8.50                 8.25
INFLATION RATE(3)*                            1.43                 1.38                 2.22                 3.00
THE U.S. DOLLAR(4)*                           0.89                 3.92                 7.62                 4.74
CAPITAL GOODS ORDERS(5)*                     10.21                10.47                15.67                 4.79
INDUSTRIAL PRODUCTION(5)*                     2.45                 2.57                 2.60                 3.18
EMPLOYMENT GROWTH(6)*                         2.34                 2.57                 2.65                 2.22

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.

(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.

(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.

(4) CHANGES IN THE EXCHANGE
    VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.

(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.

(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*   DATA AS OF SEPTEMBER 30, 1998.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

  In Europe, the much anticipated Economic and Monetary Union (EMU) is on the move, with a focus on more flexibility and growth potential for the region. European equities may be the beneficiaries of increased spending, as governments seek to foster growth and reduce unemployment.

  If you're a long-term investor in today's short-term world, go ahead and breathe that sigh of relief as 1998 comes to an end -- but get ready for 1999. It's going to be an interesting year as the EMU emerges, the race for the next presidency heats up and the year 2000 approaches. And, remember: Investors don't like uncertainty, be it economic or political. A threat of impeachment, new acts of terrorism or any other hints of crisis could help drag our markets downward again.

  I would like to take this opportunity to thank you for choosing to invest with Kemper Funds. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ John E. Silvia

JOHN E. SILVIA

November 9, 1998

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF NOVEMBER 9, 1998, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

PERFORMANCE UPDATE

[MIER PHOTO]

CHRISTOPHER MIER JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1986 AND IS A MANAGING DIRECTOR. MIER IS A VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER NATIONAL TAX-FREE INCOME SERIES. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE HIS M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

[ASHTON PHOTO]

M. ASHTON PATTON HAS BEEN THE LEAD PORTFOLIO MANAGER OF KEMPER INTERMEDIATE MUNICIPAL BOND FUND SINCE MARCH 1998. PATTON JOINED SCUDDER KEMPER INVESTMENTS IN 1990 AND IS A SENIOR VICE PRESIDENT. PATTON RECEIVED A B.A. FROM DUKE UNIVERSITY AND IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

MUNICIPAL BONDS IN GENERAL AND KEMPER MUNICIPAL AND INTERMEDIATE MUNICIPAL BOND FUND IN PARTICULAR PERFORMED WELL DURING THE PAST TWELVE MONTHS. BELOW, LEAD PORTFOLIO MANAGER OF KEMPER MUNICIPAL FUND, CHRIS MIER DISCUSSES THE FORCES THAT AFFECTED THE MUNICIPAL BOND MARKET, AND HOW THE FUNDS WERE POSITIONED IN RESPONSE.



Q     CHRIS, THE LAST YEAR APPEARS TO HAVE BEEN A PERIOD OF UNUSUALLY STRONG
PERFORMANCE FOR MUNICIPAL BONDS. IN FACT, THE AVERAGE MUNICIPAL BOND FUND RETURNED 8.20 PERCENT WHICH RIVALED THE STOCK MARKET'S 9.08 PERCENT AS MEASURED BY THE S&P 500*. WHAT FACTORS WERE RESPONSIBLE FOR THIS PERFORMANCE?


A     The last year was somewhat unusual because factors outside the U.S. played a significant role in the performance of municipal bonds. The market was impacted first by developments in Asia, then in Latin America and Russia.

      Before the fiscal year began, news about potential economic and currency problems in Asian countries had been circulating for a while. Investors began to realize that the outsized growth experienced by these countries -- particularly Hong Kong, Thailand, Malaysia and Indonesia -- was fueled largely by intense speculation by investors worldwide. This support reversed itself in the summer of 1997 and came to a head in October as the Hong Kong stock market imploded. A series of foreign currency devaluations followed.

      However, the problems abroad led to strong performance by government bonds here in the U.S. Investors opted for the relatively safe haven of Treasuries, and demand drove Treasury bond prices sharply higher. At the same time, investors expected cheaper foreign goods to put a damper on U.S. inflation, and lower exports to impede U.S. economic growth. This suggested lower interest rates in the future, a positive for bonds.

      In 1998, Latin American countries also started to experience problems, and most recently, Russia effectively devalued the ruble. This continuing turmoil further increased demand for U.S. government bonds, and the result was that Treasuries staged a powerful rally in August as the fiscal year drew to a close.

* AVERAGE MUNICIPAL BOND FUND RETURN REPRESENTED BY THE LIPPER GENERAL MUNICIPAL DEBT CATEGORY AVERAGE. THE S&P 500 INDEX IS AN UNMANAGED INDEX GENERALLY CONSIDERED REPRESENTATIVE OF THE U.S. STOCK MARKET. RETURNS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTORS CANNOT INVEST IN THESE INDICES.



Q     DID MUNICIPAL BONDS ENJOY THE SAME KIND OF RALLY?


A     To an extent, yes. But one factor that impeded the muni market's progress was very heavy issuance. Lower interest rates increased the supply of municipal bonds in two ways:

      1) New issues -- new bond offerings flooded the market as local governments tried to capitalize on low interest rates to beef up infrastructure such as highways and water/ sewer projects.

      2) Refinancing bonds -- when rates decline, municipal issuers look to refinance their debt, just like private homeowners refinance their mortgages when rates fall. So municipal governments issued new

PERFORMANCE UPDATE

         lower-yielding bonds to replace the higher-yielding ones.

      If the current rate of issuance keeps up, 1998 will be a record year in terms of municipal bond issuance.

      Much of this supply has been sopped up by hedge funds and "crossover" buyers, primarily investors who usually buy taxable bonds, but who have recognized the outstanding value in municipals. Such "non-traditional" buyers, have helped offset the glut of issuance.



Q     HOW DID YOU RESPOND TO THE MARKET'S CONDITIONS?


A     Primarily, we adjusted the duration of the fund to help position it to perform. Duration, as you may know, is an indication of a portfolio's sensitivity to changes in interest rates. If you expect the market to rally and interest rates to go down, you want to lengthen duration to help the funds participate as much as possible. If you expect interest rates to trend up, you want to shorten duration to help lessen the negative effects.

      As the fiscal year began, we had been keeping the duration of the fund neutral. That continued through October, when global stock markets went into a tailspin. After that, we began to lengthen duration because we expected a flight to quality to increase demand for government bonds and to force interest rates lower.

      In January, market yields appeared to be near a low, so we moved back to a neutral stance until late into the summer of 1998. During the first half of the year, the domestic economy still appeared strong, and the Federal Reserve's policy reflected a bias to keep interest rates stable to help guard against inflation. But in June, investors began to see signs that U.S. economic growth was slowing and that troubles abroad would likely impede strong domestic growth. So we lengthened the duration of the fund through July, which put us in a position to benefit when the market rallied strongly in August.

      Overall, we did a good job adjusting duration in advance of the market's moves, which helped us post good returns despite an overabundance of supply. In fact, both funds (Class A shares, unadjusted for any sales charge) outperformed their peer group for the year as measured by their respective Lipper Analytical Services categories (see accompanying chart).

BOTH KEMPER NATIONAL TAX-FREE INCOME FUNDS OUTPERFORMED THEIR PEER GROUP

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 9/30/98*

                                                                  1-YEAR   3-YEAR   5-YEAR   10-YEAR    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
Kemper Municipal Bond Fund Class A                                 8.84%    8.01%    6.19%    8.46%        4/20/76
-----------------------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Fund Category                        8.20     7.52     5.66     7.97            --
-----------------------------------------------------------------------------------------------------------------------

                                                                  1-YEAR   3-YEAR    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
Kemper Intermediate Municipal Bond Fund Class A                    7.34%    6.35%       11/01/94
-----------------------------------------------------------------------------------------------------------------------
Lipper Intermediate Municipal Debt Fund Category                   7.04     6.27           --
-----------------------------------------------------------------------------------------------------------------------

* RETURNS ARE UNADJUSTED FOR SALES CHARGES. IF SALES CHARGES WERE INCLUDED RETURNS WOULD HAVE BEEN LOWER. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% AND 2.75% RESPECTIVELY. RETURNS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.



Q     YOU MENTIONED THAT CROSSOVER BUYERS HAVE BEGUN TO "RECOGNIZE THE
OUTSTANDING VALUE IN MUNICIPALS." WHAT OUTSTANDING VALUE DO YOU MEAN?


A     Municipal bonds offer attractive value right now for several reasons.
First, the heavy supply of municipal bonds has kept yields from declining as fast as Treasuries. Thus, at the end of August, municipal bonds offered nearly the same yield as Treasuries. Second, that relatively high yield doesn't even take into account the tax advantage. Third, municipal bonds give you a better real return, that is, what you have left after taking into account the effects of taxes and inflation.

      Finally, municipal bonds are not currently experiencing some of the credit problems other markets -- such as those for corporate bonds or emerging foreign bonds -- are facing.

PERFORMANCE UPDATE


Q     SO YOUR OUTLOOK FOR THE MUNI MARKET IS PRETTY BRIGHT AT THIS POINT.


A     We're very optimistic about the prospects for municipal bonds. They've not only performed well during the year, they still represent an extremely attractive investment. Their value versus other fixed income securities is only one reason. There are others. For example, the strong economy and low interest rates have increased tax revenues and allowed municipal governments to strengthen their balance sheets. In our experience, credit quality has never been better for many states.

      In addition, the Federal Reserve may continue to lower interest rates in the near future if the U.S. economy appears to be stalling. (The "Fed" eased
0.25 percent on September 29 and another 0.25 percent on October 15). That would mean lower rates for money market fund investors, and investors who currently have billions of dollars in assets on the sidelines may recognize that municipal bonds appear to be the best value in the fixed-income market right now. Demand from such investors could spark a significant rally.

      And finally, the volatility in other markets over the last 12 months has shown the importance of diversification. Because the stock market has advanced strongly over the last three years, many investors' portfolios may have become a little stock-heavy. They may want to take some money out of stocks and put it in bonds to rebalance their portfolios, and municipal bonds right now may be a smart choice for many such investors.

TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

FLIGHT-TO-QUALITY BUYING When investors move assets from foreign equity and foreign bond securities to U.S. Treasuries and other high quality securities in times of global economic uncertainty.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                           1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
----------------------------------------------------------------------------------------------------
    KEMPER MUNICIPAL BOND FUND CLASS A     3.97%    5.18%    7.96%        7.80%     (since 4/20/76)
----------------------------------------------------------------------------------------------------
    KEMPER MUNICIPAL BOND FUND CLASS B     4.84      N/A      N/A         6.50      (since 5/31/94)
----------------------------------------------------------------------------------------------------
    KEMPER MUNICIPAL BOND FUND CLASS C     7.93      N/A      N/A         6.99      (since 5/31/94)
----------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS A
--------------------------------------------------------------------------------

                                        Lehman
                          Kemper       Brothers
                         Municipal     Municipal     Consumer
                         Bond Fund       Bond          Price
                         Class A(1)     Index+        Index++
1/1/80                     10000         10000         10000
                            8170          8723         10443
                            9524         10333         10782
                            8552          9550         10952
                            8228          9108         11252
                            8851          9363         11538
                            8492          9182         11812
                            7293          8292         12151
                            7405          8177         12256
                            8025          8823         12321
                            8142          9175         12647
                           10008         10923         12764
                           10596         11519         12725
                           11407         12144         12764
                           11641         12203         12973
                           11998         12542         13129
                           12107         12446         13207
                           12444         12786         13377
                           11987         12307         13520
                           12660         13145         13690
                           13356         13759         13729
                           13844         14313         13872
                           15050         15513         14029
                           15049         15280         14120
                           16183         16515         14250
                           17650         18187         14185
                           17578         18075         14276
                           18533         19046         14368
12/31/86                   19271         19705         14407
                           19683         20182         14615
                           19388         19634         14798
                           18868         19146         14993
                           19866         20001         15046
                           20141         20689         15189
                           20664         21090         15385
                           21110         21631         15619
                           21583         22034         15711
                           21679         22180         15945
                           23233         23493         16180
                           23166         23509         16297
                           24022         24411         16441
                           23906         24520         16780
                           24494         25093         16936
                           24383         25107         17301
                           25622         26190         17445
                           26137         26782         17601
                           26715         27354         17731
                           27883         28417         17888
                           28896         29370         17979
                           28679         29457         18162
                           30115         30574         18279
                           30773         31388         18422
12/31/92                   31412         31959         18501
                           32626         33146         18722
                           33960         34231         18827
                           35233         35388         18918
                           35558         35885         19009
                           33656         33915         19192
                           33957         34298         19296
                           33942         34524         19478
                           33600         34030         19518
                           36003         36435         19739
                           36751         37313         19883
                           37725         38385         19974
                           39758         39970         20013
                           38880         39489         20300
                           39093         39791         20430
                           39989         40703         20574
                           41080         41740         20678
                           40888         41640         20860
                           42344         43075         20900
                           43657         44373         21017
                           44923         45577         21030
                           45451         46102         21147
                           46012         46804         21252
9/30/98                    47517         48240         21330

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS B
--------------------------------------------------------------------------------

                                        Lehman
                          Kemper       Brothers
                         Municipal     Municipal     Consumer
                         Bond Fund       Bond          Price
                         Class B(1)     Index+        Index++
5/31/94                  10000.00     10000.00      10000.00
                          9904.03      9942.00      10034.00
                          9876.16     10007.00      10129.00
                          9743.00     10816.00      10698.00
                         10428.80      9864.00      10149.00
                         10622.40     10561.00      10264.00
                         10880.30     11126.00      10339.00
                         11443.90     11586.00      10386.00
                         11165.10     11446.00      10407.00
                         11190.20     11534.00      10556.00
                         11421.50     11798.00      10624.00
12/31/96                 11706.80     12099.00      10753.00
                         11627.60     12070.00      10847.00
                         12018.40     12486.00      10888.00
                         12373.40     12862.00      10929.00
12/31/97                 12693.40     13211.00      10936.00
                         12827.10     13363.00      10997.00
                         12945.90     13567.00      11051.00
9/30/98                  13143.50     13983.00      11078.00

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS C
--------------------------------------------------------------------------------

                                        Lehman
                          Kemper       Brothers
                         Municipal     Municipal     Consumer
                         Bond Fund       Bond          Price
                         Class C(1)     Index+        Index++
5/31/94                    10000         10000         10000
                            9934          9942         10034
                            9897         10007         10129
                            9776          9864         10149
                           10463         10561         10264
                           10659         10816         10339
                           10919         11126         10386
                           11484         11586         10407
                           11206         11446         10556
                           11233         11534         10624
                           11464         11798         10698
12/31/96                   11762         12099         10753
                           11665         12070         10847
                           12077         12486         10868
                           12422         12862         10929
12/31/97                   12755         13211         10936
                           12877         13363         10997
                           13009         13567         11051
9/30/98                    13407         13983         11078

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES CHARGE ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL TOTAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. WHEN REVIEWING THE PERFORMANCE CHART, PLEASE NOTE THAT THE INCEPTION DATE FOR THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS JANUARY 1, 1980. AS A RESULT, WE ARE NOT ABLE TO ILLUSTRATE THE LIFE OF FUND PERFORMANCE (SINCE APRIL 20,
     1976) FOR KEMPER MUNICIPAL BOND FUND. IN COMPARING KEMPER MUNICIPAL BOND FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

+ THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
     CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST FIVE YEARS, AND HAVE A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS TOWERSDATA.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS TOWERSDATA.

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                        ON 9/30/98              ON 9/30/97
--------------------------------------------------------------------------------
REVENUE BONDS                               69%                     72%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                    18                      10
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                     13                      13
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                        --                       5
--------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]

QUALITY

--------------------------------------------------------------------------------
                                        ON 9/30/98              ON 9/30/97
--------------------------------------------------------------------------------
AAA                                         63%                     47%
--------------------------------------------------------------------------------
AA                                          13                      14
--------------------------------------------------------------------------------
A                                           11                      10
--------------------------------------------------------------------------------
BBB                                         10                      21
--------------------------------------------------------------------------------
BB                                          --                       3
--------------------------------------------------------------------------------
B                                           --                       1
--------------------------------------------------------------------------------
NOT RATED                                    3                       4
--------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                        ON 9/30/98              ON 9/30/97
--------------------------------------------------------------------------------
1-10 YEARS                                  17%                     15%
--------------------------------------------------------------------------------
11-20 YEARS                                 50                      49
--------------------------------------------------------------------------------
21+ YEARS                                   33                      36
--------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]

AVERAGE MATURITY

--------------------------------------------------------------------------------

AVERAGE MATURITY                    ON 9/30/98                ON 9/30/97
--------------------------------------------------------------------------------
                                    16.3 years                16.6 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED SEPTEMBER 30, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                         1-YEAR   LIFE OF CLASS
--------------------------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A       4.41%        7.17%      (since 11/1/94)
--------------------------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B       3.38         6.61       (since 11/1/94)
--------------------------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C       6.55         7.12       (since 11/1/94)
--------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A
--------------------------------------------------------------------------------

                           Kemper        Lehman
                        Intermediate    Brothers
                         Municipal      Municipal     Consumer
                         Bond Fund        Bond          Price
                          Class A(1)     Index+        Index++
11/1/94                     9724          10000         10000
                            9653          10035         10013
                           10365          10744         10127
                           10622          11003         10201
                           10899          11319         10247
12/31/95                   11241          11787         10268
                           11133          11645         10415
                           11162          11734         10482
                           11350          12003         10555
                           11624          12309         10609
                           11617          12279         10702
                           11917          12702         10722
                           12216          13085         10783
12/31/97                   12499          13440         10789
                           12636          13595         10849
                           12776          13802         10903
9/30/98                    13113          14225         10930

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B
--------------------------------------------------------------------------------

                           Kemper        Lehman
                        Intermediate    Brothers
                         Municipal      Municipal     Consumer
                         Bond Fund        Bond          Price
                          Class B(1)     Index+        Index++
11/1/94                   10000.00     10000.00      10000.00
                          10117.20     10035.00      10013.00
                          10615.00     10744.00      10127.00
                          10853.50     11003.00      10201.00
                          11113.20     11319.00      10247.00
12/31/95                  11430.50     11787.00      10268.00
                          11309.50     11645.00      10415.00
                          11317.60     11734.00      10482.00
                          11484.20     12003.00      10555.00
                          11737.80     12309.00      10609.00
                          11698.50     12279.00      10702.00
                          11977.40     12702.00      10722.00
                          12264.60     13085.00      10783.00
12/31/97                  12511.50     13440.00      10789.00
                          12637.30     13595.00      10849.00
                          12748.90     13802.00      10903.00
9/30/98                   12847.60     14225.00      10930.00

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C
--------------------------------------------------------------------------------

                           Kemper        Lehman
                        Intermediate    Brothers
                         Municipal      Municipal     Consumer
                         Bond Fund        Bond          Price
                          Class C(1)     Index+        Index++
11/1/94                    10000          10000         10000
                           10133          10035         10013
                           10623          10744         10127
                           10865          11003         10201
                           11143          11319         10247
12/31/95                   11463          11787         10268
                           11333          11645         10415
                           11336          11734         10482
                           11507          12003         10555
                           11759          12309         10609
                           11730          12279         10702
                           12010          12702         10722
                           12287          13085         10783
12/31/97                   12552          13440         10789
                           12665          13595         10849
                           12780          13802         10903
9/30/98                    13093          14225         10930

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN AND TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 2.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES CHARGE ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL TOTAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER INTERMEDIATE MUNICIPAL BOND FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

+ THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
     CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST FIVE YEARS, AND HAVE A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS TOWERSDATA.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS TOWERSDATA.

PORTFOLIO STATISTICS

--------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------------
                                     ON 9/30/98              ON 9/30/97
--------------------------------------------------------------------------------
REVENUE BONDS                           68%                     70%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                19                      17
--------------------------------------------------------------------------------
US GOVERNMENT SECURED                   13                       8
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                    --                       5
--------------------------------------------------------------------------------
                                       100%                    100%

                                     [PIE CHART]           [PIE CHART]

QUALITY

--------------------------------------------------------------------------------
                                     ON 9/30/98              ON 9/30/97
--------------------------------------------------------------------------------
AAA                                     62%                     48%
--------------------------------------------------------------------------------
AA                                      12                      14
--------------------------------------------------------------------------------
A                                        4                       5
--------------------------------------------------------------------------------
BBB                                     13                      23
--------------------------------------------------------------------------------
NOT RATED                                9                      10
--------------------------------------------------------------------------------
                                       100%                    100%

                                     [PIE CHART]           [PIE CHART]

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                        ON 9/30/98              ON 9/30/97
--------------------------------------------------------------------------------
1-10 YEARS                              68%                     73%
--------------------------------------------------------------------------------
11-20 YEARS                             32                      27
--------------------------------------------------------------------------------
                                       100%                    100%

                                     [PIE CHART]           [PIE CHART]

AVERAGE MATURITY

--------------------------------------------------------------------------------
                                 ON 9/30/98                ON 9/30/97
--------------------------------------------------------------------------------
AVERAGE MATURITY                   7.0 years                 7.7 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED
AS TO PRINCIPAL AND INTEREST BY UNITED
STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
                                         Broward County, FL, Airport System Rev., 7.625%,
                                           to be called 10-1-98 @ 102                       $  2,620   $    2,673
                                         Greater Orlando Aviation Auth., FL, Rev., 8.375%,
                                           to be called 10-1-98 @ 102                          3,065        3,129
                                         Riverside County, CA, Riverside Juvenile
                                           Facilities Corp., Certificates of
                                           Participation, Rev., 8.00%, to be called
                                           10-1-98 @ 102                                       4,000        4,081
                                         Community Dev. Auth., WY, Single Family Mortgage
                                           Rev., 7.875%, to be called 12-1-98 @ 103               10           10
                                         Health Facilities Auth., CO, Vail Valley Medical
                                           Center, Rev., 8.125%, to be called 6-1-99 @ 102     7,000        7,356
                                         Clermont County Hospital Facilities, OH, Mercy
                                           Health Systems, Rev., 7.50%, to be called
                                           9-1-99 @ 102                                        7,720        8,157
                                         Marion County, IN, Hospital Auth., Hospital
                                           Facilities Rev., 8.625%, to be called 10-1-99 @
                                           102                                                 7,195        7,704
                                         Gaithersburg, MD, First Mortgage Economic Dev.,
                                           Asbury Methodist Home Incorporated, Rev.,
                                           7.85%, to be called 1-1-00 @ 102                    4,000        4,277
                                         Medical Care Facilities Finance Agcy., NY, Mental
                                           Health Services, Rev., 7.75%, to be called
                                           2-15-00 @ 102                                       2,955        3,177
                                         Philadelphia, PA, Municipal Auth., Criminal
                                           Justice Center Rev., 7.80%, to be called 4-1-00
                                           @ 100                                               3,635        3,858
                                         Henry Ford Health System, MI, Rev., 7.00%, to be
                                           called 7-1-00 @ 102                                11,000       11,837
                                         Health and Education Facilities Auth., MO,
                                           Christian Health Services Dev. Corp., Rev.,
                                           6.875%, to be called 2-15-01 @ 102                  7,000        7,640
                                         Health and Education Facilities Auth., WI, Wausau
                                           Hospitals, Inc. Proj., Rev., 6.625%, to be
                                           called 2-15-01 @ 102                                3,000        3,257
                                         Local Assistance Corp., NY, Rev., 7.375% and
                                           7.50%, to be called 4-1-01 @ 102                    9,675       10,741
                                         Durham County, NC, 1991 Jail Facilities and
                                           Computer Equipment Financing Proj., Rev.,
                                           6.625%, to be called 5-1-01 @ 102                   5,500        6,004
                                         Lancaster County Water and Sewer District, SC,
                                           Waterworks and Sewer System Improvement, Rev.,
                                           6.75%, to be called 5-1-01 @ 102                    3,000        3,286
                                         Coconino County, AZ, Industrial Development
                                           Auth., Health Care Rev., 9.25%, to be called
                                           6-1-01 @ 102                                          565          647
                                         Environmental Facilities Corp., NY, State Water
                                           Pollution Control, Revolving Fund Rev., 7.25%,
                                           to be called 6-15-01 @ 102                          4,520        5,024
                                         New York City, NY, Municipal Water Finance Auth.,
                                           Rev., 7.00%, to be called 6-15-01 @ 101               760          833
                                         Philadelphia, PA, Gas Works Rev., 7.70%, to be
                                           called 6-15-01 @ 102                               14,850       16,656
                                         Industrial Development Auth., PA, Rev., 7.00%, to
                                           be called 7-1-01 @ 102                              5,000        5,529
                                         Gen. Oblg., NY, 7.75%, to be called 8-15-01 @
                                           101 1/2                                             3,408        3,835

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Clermont County Hospital Facilities, OH, Mercy
                                           Health Systems, Rev., 7.50%, to be called
                                           9-1-01 @ 100                                     $  2,280   $    2,521
                                         Austin, TX, Water, Sewer and Electric Rev.,
                                           14.00%, to be called 11-15-01 @ 100                    85           90
                                         City and County of Denver, CO, Airport System
                                           Rev., 8.75%, to be called 11-15-01 @ 102            2,120        2,472
                                         New York City, NY, Gen. Oblg., zero coupon to
                                           8.40%, to be called 11-15-01 @ 101 1/2             28,120       32,425
                                         Chicago, IL, Central Station, Tax Increment Rev.,
                                           8.90%, to be called 1-1-02 @ 102                    1,680        2,028
                                         Gen. Oblg., NY, 7.00%, to be called 2-1-02 @
                                           101 1/2                                             2,640        2,946
                                         Health Facilities Auth., IL, South Suburban
                                           Hospital, Rev., 7.00%, to be called 2-15-02 @
                                           102                                                 3,055        3,415
                                         Ector County, TX, Hospital District, Rev., 7.30%,
                                           to be called 4-15-02 @ 102                            550          624
                                         Dormitory Auth., NY, State University Educational
                                           Facility, Rev., 7.25%, to be called 5-15-02 @
                                           102                                                 3,810        4,336
                                         Gen. Oblg., D.C., 6.30%, to be called 6-1-02 @
                                           102                                                 4,500        4,963
                                         Finance Auth., IA, GNMA Mortgage-Backed
                                           Securities Program, Single Family Mortgage
                                           Rev., 7.00%, to be called 7-1-02 @ 102             12,000       13,509
                                         Lehigh County, PA, General Purpose Auth., Lehigh
                                           Valley Hospital Inc., Rev., 6.50%, to be called
                                           7-1-02 @ 102                                        6,000        6,684
                                         Public Finance Auth., V.I., Rev., 7.25%, to be
                                           called 10-1-02 @ 102                                3,000        3,442
                                         City and County of Denver, CO, Airport System
                                           Rev., 6.75% to 8.50%, to be called 11-15-02 @
                                           102                                                20,735       23,850
                                         St. Louis, MO, Regional Convention & Sports
                                           Complex Auth., Rev., 7.90%, to be called 8-1-03
                                           @ 100                                               4,760        5,617
                                         St. Louis, MO, Regional Convention & Sports
                                           Complex Auth., Rev., 7.00%, to be called
                                           8-15-03 @ 100                                       4,380        4,997
                                         City of Reno, NV, Redev. Agcy., Tax Allocation
                                           Rev., 5.65% and 5.75%, to be called 9-1-03 @
                                           101                                                 7,165        7,796
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-03 @ 100                                          10           13
                                         City of Battle Creek and Calhoun County, MI,
                                           Downtown Dev. Auth., Tax Increment Rev., 7.60%,
                                           to be called 5-1-04 @ 102                           3,800        4,545
                                         Charleston County, SC, Charleston Public
                                           Facilities Corp., Certificates of
                                           Participation, Rev., 6.875% and 7.00%, to be
                                           called 6-1-04 @ 102                                 7,260        8,508
                                         Environmental Facilities Corp., NY, State Water
                                           Pollution Control, Revolving Fund Rev., 6.875%,
                                           to be called 6-15-04 @ 101 1/2                      6,815        7,940
                                         Metropolitan Transit Auth., NY, Transit
                                           Facilities, Rev., 6.25%, to be called 7-1-04 @
                                           101 1/2                                             6,000        6,827
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-04 @ 100                                          35           49
                                         City and County of Denver, CO, Airport System
                                           Rev., 7.50%, to be called 11-15-04 @ 102            1,240        1,499
                                         Health Facilities Auth., IL, Northwestern Medical
                                           Faculty Foundation, Inc., Healthcare Facilities
                                           Rev., 6.50%, to be called 11-15-04 @ 102            3,900        4,513

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Essex County Improvement Auth., NJ, County Jail
                                           and Youth Housing Proj., Lease Rev., 6.90%, to
                                           be called 12-1-04 @ 102                          $  2,645   $    3,126
                                         Medical Care Facilities Finance Agcy., NY,
                                           Hospital and Nursing Home, Rev., 6.75%, to be
                                           called 2-15-05 @ 102                                8,000        9,413
                                         Detroit, MI, Gen. Oblg., 6.70%, to be called
                                           4-1-05 @ 101                                        2,500        2,908
                                         Cuyahoga County, OH, Meridia Health System,
                                           Hospital Rev., 6.25%, to be called 8-15-05 @
                                           102                                                 7,050        8,151
                                         Arapahoe County, CO, Public Highway Auth., Rev.,
                                           7.00%, to be called 8-31-05 @ 103                  45,525       55,037
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-05 @ 100                                          40           58
                                         Jacksonville Health Facilities Auth., FL, Baptist
                                           Medical Center, Rev., 11.50%, to be called
                                           10-1-06 @ 100                                          15           23
                                         Albuquerque, NM, Southwest Community Health
                                           Services, Rev., 10.125%, to be called 8-1-08 @
                                           100                                                 4,000        5,538
                                         Housing Finance Agcy., OH, Single Family Mortgage
                                           Rev., zero coupon, to be called 1-15-13 @ 82        3,360        1,430
                                         Housing Finance Agcy., OH, Single Family Mortgage
                                           Rev., zero coupon, to be called 7-15-13 @ 86        3,515        1,537
                                         ----------------------------------------------------------------------------
                                         TOTAL ADVANCE REFUNDED OBLIGATIONS--11.3%                        362,541
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------
NEW YORK--11.5%                          Dormitory Auth., State University Educational
                                           Facility, Rev., 5.75% and 6.00%, 2013 and 2014     12,500       14,409
                                         Environmental Quality, Gen. Oblg., 6.50%, 2011        4,260        4,948
                                         Environmental Facilities Corp., State Water
                                           Pollution Control, Revolving Fund Rev., 6.875%
                                           to 7.25%, 2010 through 2014                         7,540        8,426
                                         Gen. Oblg., 5.00% and 5.25%, 2013 through 2017        9,745       10,090
                                         Long Island, Power Auth., Electric Systems Rev.,
                                           5.25% and 5.50%, 2026 and 2029                     85,690       88,509
                                         Medical Care Facilities Finance Agcy.:
                                           Hospital and Nursing Home, Rev., 6.45%, 2009        8,440        9,379
                                           Mental Health Services Facilities Improvement,
                                             Rev., 7.75%, 2010                                   980        1,048
                                         Metropolitan Transit Auth., Transit Facilities,
                                           Rev., 5.125% to 6.00%, 2012 through 2028           76,960       81,209
                                         Nassau County, Gen. Oblg., 5.25%, 2013                1,620        1,753
                                         New York City:
                                           Gen. Oblg., zero coupon to 8.40%, 2000 through
                                             2019                                             62,982       59,393
                                           Industrial Dev. Auth., USTA National Tennis
                                             Center Inc. Proj., Civil Facility Rev., 6.50%
                                             and 6.60%, 2010 and 2011                          6,485        7,439
                                           Municipal Water Finance Auth., Rev., 5.25% to
                                             7.00%, 2015 through 2029                         49,135       51,414
                                         Port Auth. of New York and New Jersey, Rev.,
                                           6.00% to 9.125%, 2008 through 2015                 17,595       19,420
                                         Triborough Bridge and Tunnel Auth., General
                                           Purpose Rev., 5.20%, 2027                           5,300        5,433
                                         Urban Dev. Corp., Correctional Facilities, Rev.,
                                           5.60% and 5.70%, 2015 and 2020                      8,255        9,066
                                         ----------------------------------------------------------------------------
                                                                                                          371,936

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
ILLINOIS--10.0%
                                         Chicago:
                                           Board of Education, Gen. Oblg., zero coupon to
                                             6.25%, 2009 through 2027                       $ 90,330   $   78,556
                                           Gas Supply, Peoples Gas, Light and Coke
                                             Company, Rev., 8.10%, 2020                        8,250        8,918
                                           Gen. Oblg., 5.25% and 5.50%, 2014 and 2028         10,400       11,215
                                           Sales Tax Rev., 5.25%, 2020                         3,100        3,172
                                           School Finance Auth., Gen. Oblg., 5.00%, 2008       5,000        5,254
                                           Water Rev., zero coupon, 2012                       6,350        3,319
                                         County of Cook, Gen. Oblg., 6.50%, 2013 and 2014     39,780       48,428
                                         Dev. Finance Auth.:
                                           McGaw YMCA-Evanston Proj., Rev., 7.50%, 2013        3,750        4,328
                                           Pollution Control, Commonwealth Edison Company
                                             Proj., Rev., 6.75%, 2015                         16,780       19,223
                                         Harvard, Multifamily Housing, Northfield Court,
                                           Rev., 8.80%, 2008                                   3,800        4,094
                                         Health Facilities Auth., South Suburban Hospital,
                                           Rev., 7.00%, 2009                                   4,695        5,525
                                         Lake Cook Community School District, Kane and
                                           McHenry Counties, Gen. Oblg., 6.30%, 2017           1,885        2,251
                                         Metropolitan Pier & Exposition Auth., McCormick
                                           Place Expansion, Rev., zero coupon, 2008
                                           through 2018                                       53,305       25,110
                                         O'Hare International Airport:
                                           General Rev., 6.00% and 6.375%, 2012               20,000       22,185
                                           International Terminal, Special Rev., 6.75%,
                                             2018                                             23,350       25,515
                                         Regional Transportation Auth., Gen. Oblg., 6.70%,
                                           2021                                               25,800       32,574
                                         Sports Facilities Auth., Rev., 7.875%, 2010           2,990        3,130
                                         St. Charles, Wessel Court Proj., Multifamily
                                           Housing Rev., 7.60%, 2024                           3,780        3,956
                                         University of Chicago, Educational Facilities
                                           Auth., Rev., 5.125%, 2038                          10,000        9,957
                                         University Park, Governors Gateway Industrial
                                           Park, Tax Increment Rev., 8.50%, 2011               2,800        3,228
                                         Will County, Community School District, Gen.
                                           Oblg., zero coupon, 2015                            8,000        3,563
                                         ----------------------------------------------------------------------------
                                                                                                          323,501
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY--6.7%                         Atlantic City, Board of Education, Gen. Oblg.,
                                           6.00% and 6.10%, 2013 and 2014                      9,100       10,678
                                         Economic Development Auth., Rev., 5.875%, 2026        1,000        1,048
                                         Elizabeth, Gen. Oblg., zero coupon, 2005 and 2006    12,250        9,186
                                         Essex County, Property and Equipment Improvement
                                           Leasing Program, Rev., 6.50%, 2012                  4,050        4,509
                                         Health Care Facilities Financing Auth.:
                                           Atlantic City Medical Center, Rev., 6.80%, 2011     6,840        7,587
                                           Southern Ocean County Hospital, Rev., 6.125%,
                                             2013                                              3,735        3,974
                                           West Jersey Health System, Rev., 6.125%, 2012      11,000       12,010
                                         Jersey City Sewer Auth., Rev., 4.50%, 2019           13,000       12,506
                                         Salem Pollution Control Financing Auth., Rev.,
                                           5.70% and 6.20%, 2028 and 2030                     22,925       25,498
                                         Transportation Trust Fund Auth., Gen. Oblg.,
                                           5.50%, 2015                                         4,420        4,737
                                         Turnpike Auth., Rev., 6.20% to 10.375%, 2003
                                           through 2016                                      103,630      125,383
                                         ----------------------------------------------------------------------------
                                                                                                          217,116

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
COLORADO--5.8%                           Adams County, Gen. Oblg., 6.125%, 2007             $  4,280   $    4,708
                                         Arapahoe County, Public Highway Auth., Rev., zero
                                           coupon to 5.75%, 2012 through 2025                172,540       86,346
                                         City and County of Denver:
                                           Airport System Rev., 5.60% to 8.75%, 2005
                                             through 2023                                     42,440       47,770
                                           Gen. Oblg., zero coupon and 6.50%, 2008 and
                                             2010                                             16,475       14,236
                                         Douglas County School District No. 1, Douglas and
                                           Elbert Counties, Gen. Oblg., 7.00% and 6.50%,
                                           2013 and 2016                                      10,715       13,576
                                         Health Facilities Auth., Covenant Retirement
                                           Communities, Inc., Rev., 6.75%, 2015 and 2025       5,900        6,703
                                         Housing Finance Auth., Single Family Mortgage
                                           Rev., 7.65%, 2022                                     435          455
                                         Metropolitan Wastewater Reclamation District,
                                           Gen. Oblg., 6.00%, 2010                            11,505       12,266
                                         ----------------------------------------------------------------------------
                                                                                                          186,060
---------------------------------------------------------------------------------------------------------------------
TEXAS--5.3%                              Abilene, Health Facilities Development Corp.,
                                           Retirement Facilities Rev., 5.875%, 2018            3,250        3,265
                                         Austin:
                                           Combined Utility Systems Rev., 6.00% and 5.60%,
                                             2013 and 2025                                    19,500       21,624
                                           Water, Sewer and Electric Rev., 14.00%, 2001        2,635        3,028
                                         Bexar, Water Works Rev., 5.00%, 2022                  5,000        5,011
                                         Colorado River Municipal River District, Water
                                           Rev., 5.125%, 2016                                  5,000        5,146
                                         Denison Hospital Auth. Rev., 6.125%, 2012 and
                                           2027                                                7,790        8,338
                                         Department of Housing and Community Affairs,
                                           Rev., 6.40%, 2027                                   3,350        3,644
                                         El Paso, Independent School District, Rev., zero
                                           coupon, 2011                                        3,600        1,922
                                         Gen. Oblg., 7.00%, 2012                               9,963       10,839
                                         Georgetown Higher Education Finance Corp.,
                                           Southwestern University Proj., Rev., 6.25%,
                                           2009                                                  840          922
                                         Harris County:
                                           Gen. Oblg., 5.00%, 2014                             3,235        3,322
                                           Hospital District, Mortgage Rev., 7.40%, 2010       6,940        8,469
                                           Toll Road Unlimited Tax and Subordinate Lien,
                                             Rev., 6.75%, 2014                                15,000       16,407
                                         Housing Agcy., Single Family Mortgage Rev.,
                                           7.15%, 2012                                           785          844
                                         Houston:
                                           Higher Education Finance Corp., University of
                                             St. Thomas, Rev., 7.25%, 2007                     1,445        1,589
                                           Water and Sewer Junior Lien, Rev., 5.50%, 2016      3,000        3,226
                                         Irving Independent School District, Rev., zero
                                           coupon, 2014                                        6,190        3,017
                                         Public Finance Auth., Gen. Oblg., zero coupon,
                                           2012 and 2014                                      10,000        4,856
                                         Rio Grande Valley, Health Facilities Dev. Corp.,
                                           Golden Palms Retirement and Health Center,
                                           Rev., 6.40%, 2012                                   3,700        4,056
                                         Sabine River Auth., Texas Utilities Electric
                                           Company, Rev., 6.10%, 2018                         30,200       33,609
                                         Spring, Independent School District, Gen. Oblg.,
                                           5.30%, 2022                                         4,535        4,692
                                         State Veteran's Land Bonds, Gen. Oblg., 6.40%,
                                           2024                                                8,550        9,438

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Titus County Hospital District Improvement, Rev.,
                                           6.125%, 2013                                     $  6,700   $    7,003
                                         Travis County Housing Finance Corp., Residential
                                           Mortgage, Senior Rev., 7.00%, 2011                    310          332
                                         Turnpike Auth., President George Bush Turnpike,
                                           Rev., zero coupon, 2010                             3,000        1,828
                                         Waxahachie Independent School Dist., Gen. Oblg.,
                                           zero coupon, 2009 through 2013                      9,300        5,183
                                         ----------------------------------------------------------------------------
                                                                                                          171,610
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--4.7%                      Bay Transit Auth., General Transportation System,
                                           Rev., 5.25% to 6.20%, 2015 through 2026            37,665       41,921
                                         Consolidated Loan Series B, Gen. Oblg., zero
                                           coupon to 6.50%, 2011 through 2018                 16,940       16,196
                                         Federal Highway Improvements, Fuel Sales Tax
                                           Rev., zero coupon, 2014                            27,680       12,974
                                         Harvard University, Health and Elderly Facilities
                                           Auth., Rev., 5.375%, 2032                          10,820       11,342
                                         Municipal Wholesale Electric Company, Power
                                           Supply System, Rev., 6.00% to 6.75%, 2011
                                           through 2018                                       37,055       40,174
                                         Port Auth., Rev., 13.00%, 2013                        1,500        2,603
                                         Turnpike Auth., Rev., zero coupon, 2018 through
                                           2022                                               74,355       26,574
                                         ----------------------------------------------------------------------------
                                                                                                          151,784
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.4%                         Foothill/Eastern Transit Corridor Agcy., Tollroad
                                           Rev., 5.00% to 6.50%, 2016 through 2035            61,575       67,119
                                         Murrieta Valley School District, Gen. Oblg., zero
                                           coupon, 2012 and 2014                               8,475        4,236
                                         San Diego Industrial Dev. Auth., Rev., 6.10%,
                                           2019                                               14,600       16,033
                                         San Francisco:
                                           Building Auth., Lease Rev., 5.25%, 2021            12,000       12,405
                                           International Airport Rev., 5.50%, 2014             4,065        4,390
                                           Redevelopment Finance Auth., Tax Increment
                                             Rev., zero coupon, 2022                           5,100        1,592
                                         San Joaquin Hills, Rev., zero coupon, 2013
                                           through 2021                                       77,990       36,720
                                         ----------------------------------------------------------------------------
                                                                                                          142,495
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.3%                       Allegheny County, Airport, Rev., 5.75%, 2013 and
                                           2014                                               10,825       12,190
                                         Armstrong County Hospital Auth., St. Francis
                                           Medical Center Proj., Rev., 6.25%, 2013            11,350       12,362
                                         Columbia County, Industrial Dev. Auth., First
                                           Mortgage Rev., 9.00%, 2014                          1,555        1,746
                                         Convention Center Auth., Rev., 6.70% and 6.75%,
                                           2014 and 2019                                      12,525       14,167
                                         Hazelton-Saint Joseph Medical Center, Rev.,
                                           6.125% and 6.20%, 2016 and 2026                     6,705        7,271
                                         Higher Educational Facilities Auth., College
                                           Rev., 5.85% and 5.90%, 2017 and 2027                4,875        5,186
                                         Jeannette City Health Services Auth., Rev.,
                                           6.00%, 2018                                           945        1,006
                                         McKean County Hospital Auth., Bradford Hospital
                                           Proj., Rev., 5.95% and 6.10%, 2008 and 2020         8,300        8,920

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         New Castle Area Hospital Auth., Rev., 6.00%, 2010  $    845   $      968
                                         Philadelphia:
                                           Gas Works Rev., 6.375%, 2014                       31,080       34,211
                                           Municipal Auth., Lease Rev., 6.25% and 6.30%,
                                             2013 and 2017                                     4,800        5,170
                                           Parking Auth., Airport Improvement Rev., 5.50%,
                                             2018                                              6,250        6,645
                                           School District, Gen. Oblg., 5.375%, 2027          15,000       15,591
                                         Pittsburgh, Gen. Oblg., 5.00%, 2010                   2,000        2,075
                                         State University, Rev., 5.50%, 2016                  10,840       11,204
                                         ----------------------------------------------------------------------------
                                                                                                          138,712
---------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.8%                         Albuquerque:
                                           Health Care, Ltd. Proj., Rev., 9.75%, 2014          1,345        1,395
                                           Southwest Community Health Services, Rev.,
                                             10.00%, 2003                                        805          925
                                         Farmington, Pollution Control Rev., 5.70% to
                                           6.40%, 2016 through 2023                           71,795       77,922
                                         Los Alamos County, Utility System, Rev., 6.10%,
                                           2010                                                4,400        4,902
                                         Severance, Tax, Rev., 4.75%, 2007                     2,835        2,920
                                         Socorro Hospital System, Southwest Community
                                           Health Services, Rev., 10.00%, 2003                 1,080        1,241
                                         Truth or Consequences, Nursing Home Improvement,
                                           Sierra Health Care, Inc., Rev., 9.75%, 2014           900          939
                                         ----------------------------------------------------------------------------
                                                                                                           90,244
---------------------------------------------------------------------------------------------------------------------
OHIO--2.8%                               Air Quality, Rev., 6.10%, 2020                        5,000        5,255
                                         Building Auth., Highway Safety Building Fund
                                           Proj., Rev., 5.60%, 2015                            3,340        3,625
                                         Butler County, Middletown Hospital, Hospital
                                           Facilities Rev., 4.75%, 2018                        2,500        2,398
                                         City of Springdale, Hospital Facilities First
                                           Mortgage, Southwestern Ohio Seniors Services,
                                           Rev., 6.00%, 2018                                   1,250        1,315
                                         Cleveland:
                                           Public Power System Improvement, First
                                             Mortgage, Rev., 7.00%, 2017                         850          934
                                           Waterworks Improvement First Mortgage, Rev.,
                                             6.50%, 2011                                       4,580        5,011
                                         Cuyahoga County, Port Auth., Rev., 6.00%, 2007        1,250        1,302
                                         Dublin City School District, Gen. Oblg., zero
                                           coupon, 2010                                          500          294
                                         Gen. Oblg., zero coupon, 2007                         7,125        4,983
                                         Hamilton County, Recreational Facilities
                                           Improvements, Rev., 5.375%, 2010                    6,200        6,807
                                         Lucas County Health Facilities Rev., 6.625% and
                                           6.75%, 2014 and 2020                                4,000        4,459
                                         Marion County Health Care Facilities and
                                           Improvement, United Church Homes Proj., Rev.,
                                           6.375% and 6.30%, 2010 and 2015                     6,900        7,367
                                         Turnpike Commission, Rev., 5.25%, 2011 and 2013       5,500        5,904
                                         USG Corp. Proj., Solid Waste Disposal Rev.,
                                           5.60%, 2032                                         6,000        6,110
                                         Village of Green Springs, St. Francis Health Care
                                           Center Proj., Rev., 7.00% and 7.125%, 2014 and
                                           2025                                                8,640        8,681

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Water Development Auth.:
                                           Bay Shore Power Proj., Rev., 5.875%, 2020        $  6,250   $    6,432
                                           Pollution Control, Rev., 6.10%, 2020                8,000        8,407
                                         Willoughby Industrial Dev. Auth., Rev., 6.875%,
                                           2016                                                2,250        2,537
                                         Worthington City School District, Gen. Oblg.,
                                           6.375%, 2012                                        6,210        6,818
                                         ----------------------------------------------------------------------------
                                                                                                           88,639
---------------------------------------------------------------------------------------------------------------------
FLORIDA--2.7%                            Broward County, Waste Energy Company, Rev.,
                                           7.95%, 2008                                        12,270       13,145
                                         Citrus County, Pollution Control Rev., 6.35%,
                                           2022                                                6,000        6,574
                                         Dade County:
                                           Gen. Oblg., zero coupon, 2014                       3,445        1,598
                                           Miami International Airport, Rev., 5.125%, 2014     4,100        4,222
                                           School District, Gen. Oblg., 5.375%, 2013           5,000        5,501
                                         Department of Transportation, Highway
                                           Improvements, Gen. Oblg., 5.00%, 2022               2,200        2,212
                                         Greater Orlando Aviation Auth., Rev., 5.125%,
                                           2016                                                5,000        5,110
                                         Hillsborough County, Industrial Dev. Auth., Tampa
                                           Electric, Rev., 8.00%, 2022                        10,000       11,615
                                         Jacksonville Health Facilities Auth., Baptist
                                           Medical Center, Rev., 11.50%, 2012                     85          146
                                         Orange County, Health Facilities Auth., Rev.,
                                           6.25%, 2016 and 2021                                7,000        8,426
                                         Orlando Utilities Commission, Water and
                                           Electrical Rev., 6.75%, 2017                        3,500        4,362
                                         Palm Beach County, Solid Waste Auth., Rev., zero
                                           coupon, 2013                                       20,000       10,035
                                         Sunrise County, Utility Systems Rev., 5.50% and
                                           5.20%, 2018 and 2022                               14,000       15,325
                                         ----------------------------------------------------------------------------
                                                                                                           88,271
---------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.5%                          Kenosha, Gen. Oblg., zero coupon, 2008                5,885        3,797
                                         New London School District, Gen. Oblg., 5.00% and
                                           5.25%, 2009 through 2012                            8,555        8,930
                                         Southeast Wisconsin Professional Baseball, Park
                                           District, Rev., 5.50%, 2014 through 2021           35,795       39,599
                                         Transportation Board, Rev., 5.50%, 2014 through
                                           2016                                               24,850       27,346
                                         ----------------------------------------------------------------------------
                                                                                                           79,672
---------------------------------------------------------------------------------------------------------------------
UTAH--2.0%                               Housing Finance Agcy., Single Family Mortgage
                                           Rev., 8.625%, 2019                                    245          266
                                         Intermountain Power Agcy., Power Supply System,
                                           Rev., 5.25 to 7.50%, 2011 through 2021             57,985       62,657
                                         West Valley City, Salt Lake County Excise Tax,
                                           Rev., 10.625%, 2004                                   760          921
                                         ----------------------------------------------------------------------------
                                                                                                           63,844
---------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.6%                           Building Auth., Rev., 6.75%, 2011                     9,750       10,653
                                         Detroit:
                                           Gen. Oblg., 5.375% and 6.25%, 2010                  5,705        6,238
                                           Water Supply System, Water Rev., 5.00%, 2027        6,750        6,752
                                         Higher Education Facilities Auth., Calvin College
                                           Proj., Rev., 5.55%, 2017                            1,465        1,508

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         Hospital Finance Auth.:
                                           Gratiot Community Hospital, Rev., 6.10%, 2007    $  2,250   $    2,451
                                           McLaren Oblg. Group, Rev., 5.75% and 4.50%,
                                             2018 and 2021                                    23,865       22,342
                                           Tawas City, St. Joseph Health System, Rev.,
                                             5.60%, 2013                                       3,000        3,053
                                         ----------------------------------------------------------------------------
                                                                                                           52,997
---------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.5%                          Housing Dev. Agcy., Mortgage Finance Program,
                                           Rev., 7.05% and 7.125%, 2020 and 2026              23,800       25,750
                                         Metropolitan Nashville Airport Auth., Airport
                                           Improvement, Rev., 5.00% and 6.60%, 2012
                                           through 2015                                       17,250       18,103
                                         Shelby County, Gen. Oblg., zero coupon, 2012
                                           through 2014                                       11,815        6,007
                                         ----------------------------------------------------------------------------
                                                                                                           49,860
---------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.4%               Gen. Oblg., 6.00%, 2013 through 2017                 10,655       12,252
                                         Metropolitan Washington Airports Auth., Airport
                                           System Rev., 7.60%, 2014                            3,000        3,259
                                         Redevelopment Land Agcy., Sports Arena Special
                                           Tax, Rev., 5.625%, 2010                             8,120        8,580
                                         Water and Sewer Auth., Rev., 6.00%, 2013 through
                                           2016                                               18,500       21,384
                                         ----------------------------------------------------------------------------
                                                                                                           45,475
---------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.4%                           Jonesboro Residential Housing & Health Care
                                           Facilities Board, Rev., 5.80%, 2012                 4,025        4,464
                                         North Little Rock, Electric System, Rev., 6.50%,
                                           2010 and 2015                                      32,830       39,726
                                         ----------------------------------------------------------------------------
                                                                                                           44,190
---------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%                            Chatham County School District, Gen. Oblg.,
                                           6.15%, 2010                                         7,300        7,867
                                         Fulton-DeKalb Hospital Auth., Rev., 6.55% and
                                           6.60%, 2018 and 2028                                3,870        4,120
                                         Housing and Finance Auth., Rev., 6.25%, 2028         14,510       15,732
                                         Metropolitan Atlanta Rapid Transit Auth., Rev.,
                                           5.625%, 2020                                        5,000        5,393
                                         Municipal Electric Auth., Power Rev., 6.60%, 2018     8,500       10,549
                                         ----------------------------------------------------------------------------
                                                                                                           43,661
---------------------------------------------------------------------------------------------------------------------
PUERTO RICO--1.3%                        Commonwealth Highway and Transportation Auth.,
                                           Rev., 6.25%, 2016                                  11,400       13,719
                                         Industrial, Tourist Educational, Medical and
                                           Environmental, Rev., 6.50%, 2026                    9,190       10,070
                                         Public Finance Corp., Rev., 5.375%, 2016 and 2017    16,895       18,547
                                         ----------------------------------------------------------------------------
                                                                                                           42,336

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
MISSOURI--1.3%                           Clarence Cannon Wholesale Water Commission, Water
                                           Rev., 6.00%, 2020                                $ 10,000   $   10,433
                                         Health and Educational Facilities Auth., Rev.,
                                           5.00% and 5.75%, 2013 and 2017                     10,845       11,216
                                         Sikeston, Electric System, Rev., 6.20%, 2010          6,870        8,095
                                         St. Louis:
                                           Regional Convention & Sports Complex Auth.,
                                             Rev., 7.90%, 2021                                   240          269
                                           Scullin Redev. Proj., Tax Increment Rev.,
                                             10.00%, 2010                                      8,050       10,325
                                         ----------------------------------------------------------------------------
                                                                                                           40,338
---------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.2%                         Gen. Oblg., 5.00%, 2022                              10,000       10,013
                                         King County, Gen. Oblg., 6.625% and 6.25%, 2015
                                           and 2032                                           18,840       21,946
                                         Public Power Supply System, Nuclear Proj. #3,
                                           Rev., 5.375%, 2015                                  5,410        5,614
                                         ----------------------------------------------------------------------------
                                                                                                           37,573
---------------------------------------------------------------------------------------------------------------------
ALASKA--1.1%                             Energy Auth., Bradley Lake Hydroelectric Power,
                                           Rev., 7.25%, 2016                                   4,675        4,890
                                         Municipality of Anchorage, Municipal Light and
                                           Power, Electric Rev., 6.50%, 2015                   5,000        6,116
                                         North Slope Borough, Gen. Oblg., zero coupon,
                                           2008 and 2009                                      35,700       23,169
                                         ----------------------------------------------------------------------------
                                                                                                           34,175
---------------------------------------------------------------------------------------------------------------------
STATES LESS THAN                         AL, Birmingham-Jefferson Civic Center Auth.,
ONE PERCENT--10.3%                         Capital Outlay, Special Tax Rev., 7.40%, 2008      12,000       12,355
                                         AL, Jefferson County, Sewer Rev., 5.375%, 2027       20,000       20,844
                                         AZ, City of Phoenix, Gen. Oblg., 6.375%, 2013         7,400        8,182
                                         AZ, City of Phoenix, Streets and Highway User,
                                           Rev., 6.25%, 2011                                  10,000       10,961
                                         AZ, Salt River Proj., Rev., 6.25%, 2019               8,000        8,649
                                         CT, Dev. Auth., Pierce Memorial Baptist Home,
                                           Rev., 9.25%, 2018                                   1,140        1,247
                                         CT, Dev. Auth., Water Facilities Rev., 6.15%,
                                           2035                                                7,200        7,955
                                         CT, Greenwich Housing Auth., Rev., 6.35%, 2027        2,640        2,746
                                         CT, Transportation Infrastructure Purposes,
                                           Special Tax Obligation, Rev., 5.25%, 2015           3,650        3,882
                                         HI, Gen. Oblg., Rev., 5.50%, 2014                    12,390       13,406
                                         IA, Finance Auth., GNMA Mortgage-Backed
                                           Securities Program, Single Family Mortgage
                                           Rev., 7.90%, 2022                                   1,890        1,982
                                         IN, Health Facility Financing Auth., Fayette
                                           Memorial Hospital, Rev., 7.20%, 2022                1,800        1,963
                                         IN, Transportation Financing Auth., Highway Rev.,
                                           7.25%, 2015                                         4,000        5,165
                                         KY, Dev. Finance Auth., Baptist Hospital Inc.,
                                           Rev., 7.625%, 2011                                  2,000        2,046
                                         KY, Hopkins County, The Trover Clinic Foundation,
                                           Rev., 6.625%, 2011                                  4,000        4,358
                                         KY, Kenton County Airport Board, Greater
                                           Cincinnati International Airport, Rev., 6.30%,
                                           2015                                                6,250        7,053
                                         KY, Turnpike Auth., Toll Road, Rev., 8.50%, 2004        780          783
                                         LA, Centenary College of Louisiana Project, Rev.,
                                           5.75% and 5.90%, 2012 and 2017                      2,000        2,140
                                         LA, New Orleans, Gen. Oblg., 5.125%, 2022             5,370        5,432

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         LA, Parish School Board of the Parish of
                                           Jefferson, Sales Tax, Gen. Oblg., 6.25%, 2008    $ 11,000   $   11,990
                                         MD, Community Dev. Administration, Department of
                                           Housing and Community Dev., Rev., 7.85%, 2029       3,040        3,148
                                         MD, Health & Higher Educational Facilities Auth.,
                                           Doctors' Community Hospital Proj., Rev., 5.75%,
                                           2013                                                6,785        6,987
                                         MD, Northeast Maryland Waste Disposal Auth.,
                                           Southwest Resource Recovery Facility, Rev.,
                                           7.20%, 2006                                         1,500        1,747
                                         MD, Stadium Auth., Sports Facilities Lease Rev.,
                                           7.60%, 2019                                        17,200       18,277
                                         ME, Health and Higher Education Facilities Auth.,
                                           Rev., 7.10%, 2014                                   2,750        3,236
                                         MN, City of St. Louis Park, Methodist Hospital
                                           Proj., Rev., 7.25%, 2015                            6,650        7,169
                                         MN, Housing Finance Agcy., Single Family Mortgage
                                           Bonds, Rev., 7.90%, 2019                            5,500        5,636
                                         MS, Jones County, South Central Regional Medical
                                           Center Proj., Rev., 5.50%, 2017                     2,055        2,080
                                         MT, Board of Housing, Rev., 6.15%, 2030              10,420       11,128
                                         NC, Eastern Municipal Power Agcy., Power System,
                                           Rev., 6.00%, 2022                                  18,775       21,982
                                         NC, Municipal Power Agcy., Catawba Electric,
                                           Rev., 5.50%, 2014                                   3,660        4,037
                                         ND, Housing Finance Agcy., Single Family Mortgage
                                           Program, Rev., 8.05%, 2024                            775          810
                                         NE, Investment Finance Auth., Rev., 6.70% and
                                           6.30%, 2026 and 2028                                6,500        7,012
                                         NE, Omaha Public Power District Electric System,
                                           Rev., 6.20%, 2017                                   4,700        5,413
                                         NE, Scotts Bluff County, Hospital Auth., West
                                           Medical Proj. Center, Rev., 6.45%, 2004             4,535        4,852
                                         NH, Higher Education and Health Facilities Auth.,
                                           Havenwood -- Heritage Heights Issue, Rev.,
                                           7.35% and 7.45%, 2018 and 2025                      6,500        7,208
                                         NV, Gen. Oblg., 5.00%, 2011 through 2015             28,160       29,116
                                         NV, Humboldt County, Pollution Control, Idaho
                                           Power Company, Rev., 8.30%, 2014                    9,650       11,565
                                         OK, Valley View Hospital Auth., Rev., 5.75% and
                                           6.00%, 2006 and 2014                                7,040        7,450
                                         OK, Woodward Municipal Auth., Hospital Rev.,
                                           6.45%, 2014                                         2,070        2,241
                                         SC, Charleston County, Public Facilities Corp.,
                                           Certificates of Participation, Rev., 6.875% and
                                           7.00%, 2014 and 2019                                  355          407
                                         SC, Darlington County, Carolina Power & Light
                                           Company Proj., Pollution Control, Rev., 6.60%,
                                           2010                                                7,500        8,381
                                         SC, Grand Strand, Water and Sewer, Rev., 6.375%,
                                           2012                                                5,000        6,009
                                         SC, Santee Cooper, Public Service Auth., Rev.,
                                           6.25%, 2022                                         7,000        7,938
                                         VA, Richmond, Gen. Oblg., 6.25%, 2018                 2,665        2,850
                                         VA, Transportation Board, U.S. Route 58 Corridor,
                                           Rev., 5.125%, 2019                                  2,100        2,127
                                         VA, Virginia Railway Express Proj., Commuter
                                           Railway Rev., 5.375%, 2013                          3,220        3,492

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
                                         WY, Community Dev. Auth., Rev., 6.35%, 2029        $  4,955   $    5,362
                                         WY, Community Dev. Auth., Single Family Mortgage
                                           Rev., 8.125%, 2021                                    770          806
                                         ----------------------------------------------------------------------------
                                                                                                          331,605
                                         ----------------------------------------------------------------------------
                                         TOTAL OTHER MUNICIPAL OBLIGATIONS--88.0%                       2,836,094
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------
                                         TOTAL MUNICIPAL OBLIGATIONS--99.3%
                                         (Cost: $2,934,761)                                             3,198,635
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--3.90% to 4.25%
INSTRUMENTS--1.4%
                                         Due--October 1998
                                         (Cost: $44,700)                                      44,700       44,700
                                         ----------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--100.7%
                                         (Cost: $2,979,461)                                             3,243,335
                                         ----------------------------------------------------------------------------
                                         LIABILITIES, LESS CASH AND OTHER ASSETS--(.7)%                   (22,692)
                                         ----------------------------------------------------------------------------
                                         NET ASSETS--100%                                              $3,220,643
                                         ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $2,979,461,000 for federal income tax purposes at September 30, 1998, the gross and net unrealized appreciation on investments was $263,874,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED
AS TO PRINCIPAL AND INTEREST BY UNITED
STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
                                         Richmond, VA, Gen. Oblg., 6.875%, to be called
                                           1-15-00 @ 102                                        $   100   $   106
                                         Bay Transportation Auth., MA, Rev., 6.50%, to be
                                           called 3-1-00 @ 102                                        5         6
                                         Dormitory Auth., NY, State University Educational
                                           Facility, Rev., 7.25%, to be called 5-15-00 @ 102        145       156
                                         Local Assistance Corp., NY, Rev., 7.00%, to be called
                                           4-1-01 @ 102                                             100       110
                                         Coconino County, AZ, Industrial Development Auth.,
                                           Health Care Rev., 9.25%, to be called 6-1-01 @ 102       285       326
                                         Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                                           6-15-01 @ 102                                            120       135
                                         Gen. Oblg., MA, 7.00%, to be called 7-1-01 @ 102           200       221
                                         Arlington County, VA, Industrial Dev. Auth.,
                                           Arlington Hospital, Rev., 7.125%, to be called
                                           9-1-01 @ 102                                              90       100
                                         Lexington-Fayette County, KY, Gen. Oblg., 6.50% to be
                                           called 11-1-04 @ 102                                     300       348
                                         Trustees of Purdue University, IN, Student Fees,
                                           Rev., 6.70%, to be called 1-1-05 @ 103                   250       294
                                         Detroit, MI, Gen. Oblg., 6.70%, to be called 4-1-05 @
                                           101                                                      300       349
                                         Arapahoe County, CO, Capital Improvement, Highway,
                                           Rev., 6.90%, to be called 8-31-05 @ 103                  300       361
                                         ----------------------------------------------------------------------------
                                         TOTAL ADVANCE REFUNDED OBLIGATIONS--10.0%                          2,512
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------
NEW YORK--14.3%                          Long Island, Power Auth., Electric Systems Rev.,
                                           5.50%, 2013                                            1,000     1,114
                                         New York City:
                                           Gen. Oblg., 5.75% to 6.50%, 2002 through 2003            200       218
                                           Industrial Dev. Auth., USTA National Tennis Center
                                           Inc.   Proj., Rev., 6.10%, 2004                          200       224
                                         Niagara Falls, Water Treatment Plant, Rev., 6.40%,
                                           2004                                                     100       113
                                         Port Auth. of New York and New Jersey, JFK
                                           International Air Terminal LLC Proj., Rev., 6.25%,
                                           2008                                                     500       581
                                         Thruway Auth., Local Highway and Bridge Service
                                           Contract, Gen. Oblg. 6.00%, 2002                         265       283
                                         Triborough Bridge and Tunnel Auth., Rev., 5.125%,
                                           2010                                                   1,000     1,075
                                         ----------------------------------------------------------------------------
                                                                                                            3,608

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
OHIO--11.7%                              Building Auth., Adult Correctional Building Fund
                                           Proj., Gen. Oblg., 6.125%, 2010                      $   400   $   445
                                         Cleveland:
                                           Gateway Economic Dev. Corp., Rev., 7.50%, 2005           400       442
                                           Water Works Systems, Rev., 6.125%, 2003                  450       489
                                         County of Athens, Inn-Ohio of Athens, Inc. Proj.,
                                           Economic Dev. Rev., 6.25%, 2011                          220       238
                                         Higher Education Facility Commission, The University
                                           Of Findlay 1996 Proj., Rev., 5.75%, 2007                 375       410
                                         Lucas County Health Facilities, Rev., 6.10%, 2006          300       329
                                         Marion County, Health Care Facilities Refunding and
                                           Improvement, United Church Homes, Inc. Proj., Rev.,
                                           6.30%, 2015                                              250       266
                                         Water Dev. Auth., Pure Water Improvement Proj., Rev.,
                                           5.75% and 5.50%, 2003 and 2008                           305       338
                                         ----------------------------------------------------------------------------
                                                                                                            2,957
---------------------------------------------------------------------------------------------------------------------
TEXAS--7.6%                              Denison Hospital Auth., Texoma Medical Center Inc.
                                           Proj., Rev., 5.90%, 2007                                 300       330
                                         Fort Worth, Water and Sewer Rev., 5.90%, 2001               80        84
                                         Harris County, Criminal Justice Center, Gen. Oblg.,
                                           7.50%, 2004 and 2005                                     400       481
                                         Houston Higher Education Finance Corp., University of
                                           St. Thomas, Rev., 7.25%, 2007                            100       110
                                         North Richland Hills, Gen. Oblg., 6.00%, 2002              195       209
                                         Public Finance Auth., Building Rev., 5.875%, 2002          210       224
                                         Trinity River Auth., Ten Mile Creek System, Rev.,
                                           5.50%, 2002                                               70        74
                                         Waxahachie Independent School District, Gen. Oblg.,
                                           zero coupon, 2009                                        650       407
                                         ----------------------------------------------------------------------------
                                                                                                            1,919
---------------------------------------------------------------------------------------------------------------------
MICHIGAN--6.7%                           Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004       175       195
                                         Higher Educational Facilities Auth., Rev., 5.40% and
                                           5.75%, 2006 and 2013                                     500       540
                                         Macomb County, Chippewa Valley Schools, Gen. Oblg.,
                                           7.00%, 2001                                              350       378
                                         State Building Auth., Rev., 6.25% to 6.50%, 2000
                                           and 2004                                                 165       187
                                         State Hospital Finance Auth., Gratiot Community
                                           Hospital, Rev., 6.10%, 2007                              350       381
                                         ----------------------------------------------------------------------------
                                                                                                            1,681
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.6%                         Central Valley Financing Auth., Carson Ice-Gen Proj.,
                                           Cogeneration Proj. Rev., 6.00%, 2009                     250       269
                                         Fresno, Water System, Water Remediation Proj., Rev.,
                                           7.50%, 2004                                              160       191
                                         Los Angeles, Wastewater Systems, Rev., 5.00%, 2013         500       528
                                         Sacramento Cogeneration Auth., Procter & Gamble
                                           Proj., Rev., 7.00%, 2004                                 200       230
                                         San Joaquin Hills Transportation Corridor Agcy., Toll
                                           Road, Rev., zero coupon, 2012                            825       449
                                         ----------------------------------------------------------------------------
                                                                                                            1,667

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.9%                       Allegheny County Hospital Dev. Auth., Magee Women's
                                           Hospital, Rev., 6.25%, 2008                          $   300   $   330
                                         Columbia County Industrial Dev. Auth., First Mortgage
                                           Rev., 9.00%, 2014                                        290       326
                                         Health Services Auth. of Hazleton, Hazleton-Saint
                                           Joseph Medical Center, Rev., 5.85%, 2006                 220       238
                                         Higher Educational Facilities Auth., Rev., 5.50%,
                                           2007                                                     265       286
                                         Intergovernmental Cooperation Auth., City of
                                           Philadelphia Funding Program, Rev., 6.00%, 2002          285       303
                                         ----------------------------------------------------------------------------
                                                                                                            1,483
---------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.2%                     Horry County School District, Gen. Oblg., 7.00%, 2002      250       274
                                         York County School District, Gen. Oblg., 7.00%, 2004       460       529
                                         ----------------------------------------------------------------------------
                                                                                                              803
---------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.0%                           Health Facilities Auth., Franciscan Sisters Health
                                           Care Corp. Proj., Rev., 6.25%, 2002                      350       382
                                         McHenry and Lake County School District Number 15,
                                           Certificates of Participation, Rev., 6.125%, 2003         85        94
                                         McHenry and Lake County School District Number 118,
                                           School Improvements, Gen. Oblg., zero coupon, 2011       500       285
                                         ----------------------------------------------------------------------------
                                                                                                              761
---------------------------------------------------------------------------------------------------------------------
ARIZONA--2.9%                            Phoenix Civic Improvement Corp., Water System Rev.,
                                           6.375%, 2005                                             495       565
                                         State University Board of Regents, Rev., 6.50%, 2001        85        91
                                         Transportation Board, Highway Rev., 6.10%, 2002             70        76
                                         ----------------------------------------------------------------------------
                                                                                                              732
---------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.7%                           Muskogee County, Gen. Oblg., 6.00%, 2001                    10        11
                                         Valley View Hospital Auth., Rev., 5.75%, 2006              350       369
                                         Woodard Municipal Auth., Hospital, Rev., 5.60%, 2004       270       290
                                         ----------------------------------------------------------------------------
                                                                                                              670
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.4%                         Middlesex County Utility Auth., Solid Waste System,
                                           Rev., 6.10%, 2001                                        300       322
                                         Transportation Auth., Rev., 6.50%, 2011                    225       273
                                         ----------------------------------------------------------------------------
                                                                                                              595
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--2.1%                      Bay Transportation Auth., Rev., 7.625%, 2015               115       124
                                         Gen. Oblg., 6.25% and 7.00%, 2003 and 2007                 325       360
                                         Water Pollution Abatement Trust, SESD Loan Program,
                                           Rev., 6.20%, 2010                                         45        50
                                         ----------------------------------------------------------------------------
                                                                                                              534
---------------------------------------------------------------------------------------------------------------------
MISSOURI--2.1%                           State Health & Education Facilities Auth., Lake of
                                           the Ozarks, General Hospital Rev., 5.50% and 6.00%,
                                           2001 and 2006                                            500       530
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
UTAH--2.1%                               UT, Intermountain Power Agcy., Power Supply System,
                                           Rev., 5.25%, 2012                                        500       530
                                         ----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
NEVADA--1.3%                             Clark County, Motor Vehicle Fuel Tax Rev., 5.625%,
                                           2002                                                 $    70   $    74
                                         Gen. Oblg., 5.90%, 2001                                    250       264
                                         ----------------------------------------------------------------------------
                                                                                                              338
---------------------------------------------------------------------------------------------------------------------
INDIANA--1.3%                            Johnson County Hospital Association, Rev., 6.50%,
                                           2002                                                     300       327
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
LOUISIANA--1.3%                          Gen. Oblg., 7.00%, 2001                                    300       325
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.3%                           North Little Rock, Electric System, Rev., 6.00% and
                                           6.15%, 2001 and 2003                                     295       324
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PUERTO RICO--1.2%                        Bank and Finance Agcy., Affordable Housing, Single
                                           Family Mortgage Rev., 5.90%, 2010                        165       175
                                         Gen. Oblg., zero coupon, 2017                              300       123
                                         ----------------------------------------------------------------------------
                                                                                                              298
---------------------------------------------------------------------------------------------------------------------
MAINE--1.2%                              Health and Higher Education Facilities Auth., Rev.,
                                           6.30% and 6.50%, 2004 and 2006                           260       295
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.1%                      Higher Education and Health Facilities Auth.,
                                           Havenwood-Heritage Heights Issue, Rev., 7.10%, 2006      250       270
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.1%               Redev. Land Agency, Sports Arena Special Tax, Rev.,
                                           5.625%, 2010                                             250       264
                                         ----------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
STATES LESS THAN                         AK, Student Loan, Gen. Oblg., 5.55%, 2010                  200       215
ONE PERCENT--3.5%
                                         CT, State, Gen. Oblg. 5.95%, 2000                            5         5
                                         FL, Broward County School District, Gen. Oblg.,
                                           6.00%, 2004                                               70        76
                                         FL, Department of Natural Resources, Preservation
                                           2000, Rev., 6.20%, 1999                                   80        82
                                         FL, Hillsborough County Aviation Auth., Tampa
                                           International Airport, Rev., 6.90%, 2011                   5         5
                                         GA, Atlanta International Airport, Rev., 6.50%, 2013        70        75
                                         HI, State, Gen. Oblg., 7.25%, 2000                         145       155
                                         KY, University of Kentucky, Consolidated Educational
                                           Building, Rev., 6.00%, 1999                               70        71
                                         MD, Howard County, Consolidated Public Improvement,
                                           Gen. Oblg., 6.90%, 1999                                   70        72
                                         NE, Public Power District, Nuclear Facility, Rev.,
                                           5.70%, 2004                                               50        54
                                         WA, Tacoma, Electric System, Rev., 5.80%, 2004              70        76
                                         ----------------------------------------------------------------------------
                                                                                                              886
                                         ----------------------------------------------------------------------------
                                         TOTAL OTHER MUNICIPAL OBLIGATIONS--86.6%                          21,797
                                         ----------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------
                                         TOTAL MUNICIPAL OBLIGATIONS--96.6%
                                         (Cost: $22,646)                                                   24,309
                                         ----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                          ISSUER                                               AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--4.10% to 4.25%
INSTRUMENTS--7.5%
                                         Due--October 1998
                                         NY, New York City, Municipal Water Finance Auth.,
                                           Rev.                                                 $   400   $   400
                                         Washington, D.C., Gen. Oblg.                               400       400
                                         Other                                                    1,100     1,100
                                         ----------------------------------------------------------------------------
                                         TOTAL MONEY MARKET INSTRUMENTS--7.5%
                                         (Cost: $1,900)                                                     1,900
                                         ----------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--104.1%
                                         (Cost: $24,546)                                                   26,209
                                         ----------------------------------------------------------------------------
                                         LIABILITIES, LESS CASH AND OTHER ASSETS--(4.1)%                   (1,036)
                                         ----------------------------------------------------------------------------
                                         NET ASSETS--100%                                                 $25,173
                                         ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $24,546,000 for federal income tax purposes at September 30, 1998, the gross and net unrealized appreciation on investments was $1,663,000.

See accompanying Notes to Financial statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust) as of September 30, 1998, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 17, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998
(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                                MUNICIPAL      MUNICIPAL
                                                                   FUND           FUND
------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------
Investments, at value
(Cost: $2,979,461 and $24,546)                                  $3,243,335       26,209
------------------------------------------------------------------------------------------
Cash                                                                 2,217           28
------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   1,122           --
------------------------------------------------------------------------------------------
  Investments sold                                                  40,299           80
------------------------------------------------------------------------------------------
  Interest                                                          46,154          380
------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 3,333,127       26,697
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------

Payable for:
  Dividends                                                          2,915           20
------------------------------------------------------------------------------------------
  Fund shares redeemed                                               1,832          423
------------------------------------------------------------------------------------------
  Investments purchased                                            105,805        1,052
------------------------------------------------------------------------------------------
  Management fee                                                     1,103           11
------------------------------------------------------------------------------------------
  Administrative services fee                                          474           --
------------------------------------------------------------------------------------------
  Distribution services fee                                             53            7
------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               138            3
------------------------------------------------------------------------------------------
  Trustees' fees and other                                             164            8
------------------------------------------------------------------------------------------
    Total liabilities                                              112,484        1,524
------------------------------------------------------------------------------------------
NET ASSETS                                                      $3,220,643       25,173
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------

Paid-in capital                                                 $2,928,271       23,549
------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                 28,498          (39)
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                         263,874        1,663
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $3,220,643       25,173
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                   $3,132,270       19,140
------------------------------------------------------------------------------------------
  Shares outstanding                                               295,280        1,819
------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                             $    10.61        10.53
------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset value
  or 4.50%/2.75% of offering price)                             $    11.11        10.83
------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                   $   78,323        5,245
------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,402          498
------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                             $    10.58        10.52
------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                   $   10,050          788
------------------------------------------------------------------------------------------
  Shares outstanding                                                   947           75
------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                             $    10.62        10.53
------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 1998
(IN THOUSANDS)

                                                                             INTERMEDIATE
                                                                MUNICIPAL     MUNICIPAL
                                                                  FUND           FUND
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Interest income                                                 $180,219        1,236
-----------------------------------------------------------------------------------------
Expenses:
  Management fee                                                  13,233          127
-----------------------------------------------------------------------------------------
  Administrative services fee                                      5,662           44
-----------------------------------------------------------------------------------------
  Distribution services fee                                          566           43
-----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           2,130           19
-----------------------------------------------------------------------------------------
  Professional fees                                                   80            2
-----------------------------------------------------------------------------------------
  Reports to shareholders                                            526           13
-----------------------------------------------------------------------------------------
  Trustees' fees and other                                           110           22
-----------------------------------------------------------------------------------------
    Total expenses                                                22,307          270
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                            157,912          966
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                              59,375           85
-----------------------------------------------------------------------------------------
  Net realized loss from futures transactions                     (2,720)          --
-----------------------------------------------------------------------------------------
Net realized gain                                                 56,655           85
-----------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments              55,759          555
-----------------------------------------------------------------------------------------
Net gain on investments                                          112,414          640
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $270,326        1,606
-----------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 1998 AND 1997
(IN THOUSANDS)

                                                                                          INTERMEDIATE
                                                        MUNICIPAL FUND                   MUNICIPAL FUND
                                                 ----------------------------         ---------------------
                                                    1998              1997             1998           1997
-----------------------------------------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------
  Net investment income                          $  157,912           171,592            966            927
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                  56,655            66,635             85            139
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation              55,759            47,959            555            479
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                          270,326           286,186          1,606          1,545
-----------------------------------------------------------------------------------------------------------
  Distribution from net investment income          (157,912)         (171,592)          (966)          (927)
-----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               (66,970)          (25,654)          (140)           (73)
-----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                    (224,882)         (197,246)        (1,106)        (1,000)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                        (41,022)         (194,265)         2,784           (557)
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               4,422          (105,325)         3,284            (12)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of year                                 3,216,221         3,321,546         21,889         21,901
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                      $3,220,643         3,216,221         25,173         21,889
-----------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1    DESCRIPTION OF THE      The Kemper National Tax-Free Income Series (the
     FUND                    Trust) is an open-end, management investment
                             company comprised of Kemper Municipal Bond Fund
                             (Municipal Fund) and Kemper Intermediate Municipal
                             Bond Fund (Intermediate Municipal Fund), collectively the Funds. The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none issued at September 30, 1998) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes premium and original issue discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated

NOTES TO FINANCIAL STATEMENTS

                             investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS            MANAGEMENT AGREEMENT. Each Fund has a management
     WITH AFFILIATES         agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). The Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The
                             Municipal Fund paid a management fee of $13,233,000 for the year ended September 30, 1998.

                             The Intermediate Municipal Fund pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $127,000 for the year ended September 30, 1998.

                             ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, each Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund has approved new investment management agreements with Scudder Kemper, which are substantially identical to the former investment management agreements, except for the dates of execution and termination. The Board of Trustees of each Fund will seek shareholder approval of the new investment management agreements through a proxy solicitation that is currently scheduled to conclude in mid-December.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the year ended September 30, 1998 are as follows:


                                                                                           COMMISSIONS
                                                                          COMMISSIONS     ALLOWED BY KDI
                                                                        RETAINED BY KDI      TO FIRMS
                                                                        ---------------   --------------
                             Municipal Fund                                $291,000         1,764,000
                             Intermediate Municipal Fund                   $ 14,000           133,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In

NOTES TO FINANCIAL STATEMENTS

                             addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares for the year ended September 30, 1998 are as follows:


                                                                   DISTRIBUTION FEES     COMMISSIONS AND
                                                                       AND CDSC         DISTRIBUTION FEES
                                                                    RECEIVED BY KDI    PAID BY KDI TO FIRMS
                                                                   -----------------   --------------------
                             Municipal Fund                            $663,000              778,000
                             Intermediate Municipal Fund                 54,000               66,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the year ended September 30, 1998 are as follows:

                                                                                        ASF PAID BY KDI
                                                                ASF PAID BY THE   ----------------------------
                                                                 TRUST TO KDI     TO ALL FIRMS   TO AFFILIATES
                                                                ---------------   ------------   -------------
                             Municipal Fund                       $5,662,000        5,694,000       16,000
                             Intermediate Municipal Fund              44,000           57,000           --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the year ended September 30, 1998, KSvC received shareholder services fees as follows:

                             Municipal Fund                                              $1,478,000
                             Intermediate Municipal Fund                                     10,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended September 30, 1998, the Trust made no direct payments to its officers and incurred trustees' fees aggregating $60,000 to independent trustees.

--------------------------------------------------------------------------------
4    INVESTMENT              For the year ended September 30, 1998, investment
     TRANSACTIONS            transactions (excluding short-term instruments) are
                             as follows (in thousands):

                                                                                          INTERMEDIATE
                                                                       MUNICIPAL FUND    MUNICIPAL FUND
                                                                       --------------    --------------
                             Purchases                                   $2,114,956          6,296
                             Proceeds from sales                          2,081,633          3,309

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5    CAPITAL SHARE           The following tables summarize the activity in
     TRANSACTIONS            capital shares of the Funds (in thousands):

                                                                      YEAR ENDED SEPTEMBER 30,
                                                               1998                               1997
                                   MUNICIPAL        --------------------------           -----------------------
                                     FUND            SHARES          AMOUNT              SHARES         AMOUNT
                              SHARES SOLD
                              Class A                 93,268       $   974,757            36,543       $ 376,175
                             -----------------------------------------------------------------------------------
                              Class B                  2,704            28,166             2,441          24,932
                             -----------------------------------------------------------------------------------
                              Class C                  4,263            44,493               412           4,246
                             -----------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                 13,684           141,785            13,029         133,574
                             -----------------------------------------------------------------------------------
                              Class B                    273             2,821               176           1,799
                             -----------------------------------------------------------------------------------
                              Class C                     31               327                18             182
                             -----------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A               (113,073)       (1,180,570)          (70,404)       (723,896)
                             -----------------------------------------------------------------------------------
                              Class B                 (1,101)          (12,098)             (836)         (8,563)
                             -----------------------------------------------------------------------------------
                              Class C                 (3,866)          (40,395)             (263)         (2,714)
                             -----------------------------------------------------------------------------------
                              Class I                    (30)             (308)               --              --
                             -----------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                    351             3,667               169           1,742
                             -----------------------------------------------------------------------------------
                              Class B                   (352)           (3,667)             (169)         (1,742)
                             -----------------------------------------------------------------------------------
                              NET DECREASE FROM
                              CAPITAL SHARE
                              TRANSACTIONS                         $   (41,022)                        $(194,265)
                             -----------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED SEPTEMBER 30,
                                                               1998                         1997
                                   INTERMEDIATE        --------------------         --------------------
                                  MUNICIPAL FUND       SHARES       AMOUNT          SHARES       AMOUNT
                              SHARES SOLD
                              Class A                    817        $8,500            503        $5,105
                             -------------------------------------------------------------------------------
                              Class B                    178         1,841            104         1,058
                             -------------------------------------------------------------------------------
                              Class C                     56           578             35           355
                             -------------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                     57           587             51           512
                             -------------------------------------------------------------------------------
                              Class B                     12           128             10           109
                             -------------------------------------------------------------------------------
                              Class C                      2            19              2            24
                             -------------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                   (677)       (7,029)          (623)       (6,324)
                             -------------------------------------------------------------------------------
                              Class B                   (122)       (1,295)          (101)       (1,028)
                             -------------------------------------------------------------------------------
                              Class C                    (53)         (545)           (36)         (368)
                             -------------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                     13           112              1            10
                             -------------------------------------------------------------------------------
                              Class B                    (13)         (112)            (1)          (10)
                             -------------------------------------------------------------------------------
                              NET INCREASE (DECREASE)
                              FROM CAPITAL SHARE
                              TRANSACTIONS                          $2,784                       $ (557)
                             -------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               CLASS A
                                              ------------------------------------------
                                                       YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------
MUNICIPAL FUND                                 1998    1997    1996    1995    1994
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of year            $10.46   10.18   10.15    9.69   10.95
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .52     .54     .55     .55     .55
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .37     .36     .06     .50    (.92)
----------------------------------------------------------------------------------------
Total from investment operations                 .89     .90     .61    1.05    (.37)
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .52     .54     .55     .55     .56
----------------------------------------------------------------------------------------
  Distribution from net realized gain            .22     .08     .03     .04     .33
----------------------------------------------------------------------------------------
Total dividends                                  .74     .62     .58     .59     .89
----------------------------------------------------------------------------------------
Net asset value, end of year                  $10.61   10.46   10.18   10.15    9.69
----------------------------------------------------------------------------------------
TOTAL RETURN                                    8.84%   9.15    6.00   11.15   (3.67)
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
Expenses                                         .68%    .68     .66     .66     .60
----------------------------------------------------------------------------------------
Net investment income                           4.97%   5.29    5.35    5.63    5.42
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                CLASS B SHARES
                                              --------------------------------------------------
                                                                                  MAY 31
                                                 YEAR ENDED SEPTEMBER 30,           TO
                                              ------------------------------   SEPTEMBER 30,
MUNICIPAL FUND                                 1998    1997    1996    1995        1994
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.44   10.15   10.13    9.67        9.95
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .43     .45     .46     .46         .14
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .36     .37     .05     .50        (.26)
------------------------------------------------------------------------------------------------
Total from investment operations                 .79     .82     .51     .96        (.12)
------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .43     .45     .46     .46         .16
------------------------------------------------------------------------------------------------
  Distribution from net realized gain            .22     .08     .03     .04          --
------------------------------------------------------------------------------------------------
Total dividends                                  .65     .53     .49     .50         .16
------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.58   10.44   10.15   10.13        9.67
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.84%   8.32    4.97   10.17       (1.24)
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                        1.52%   1.55    1.54    1.55        1.56
------------------------------------------------------------------------------------------------
Net investment income                           4.13%   4.42    4.47    4.74        4.55
------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                  CLASS C
                                              -----------------------------------------------
                                                 YEAR ENDED SEPTEMBER 30,        MAY 31 TO
                                              ------------------------------   SEPTEMBER 30,
MUNICIPAL FUND                                 1998    1997    1996    1995         1994
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.47   10.18   10.16    9.69        9.95
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .43     .46     .46     .47         .16
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .37     .37     .05     .51        (.26)
---------------------------------------------------------------------------------------------
Total from investment operations                 .80     .83     .51     .98        (.10)
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .43     .46     .46     .47         .16
---------------------------------------------------------------------------------------------
  Distribution from net realized gain            .22     .08     .03     .04          --
---------------------------------------------------------------------------------------------
Total dividends                                  .65     .54     .49     .51         .16
---------------------------------------------------------------------------------------------
Net asset value, end of period                $10.62   10.47   10.18   10.16        9.69
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.93%   8.34    4.99   10.32       (1.03)
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                        1.52%   1.53    1.51    1.51        1.53
---------------------------------------------------------------------------------------------
Net investment income                           4.13%   4.44    4.50    4.78        4.56
---------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED SEPTEMBER 30,
                                              --------------------------------------------------------------
                                                 1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $3,220,643   3,216,221   3,321,546   3,510,648   3,716,997
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               65%         77          97          86          50
------------------------------------------------------------------------------------------------------------

NOTE FOR MUNICIPAL FUND:

Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS

                                                                     CLASS A
                                                    ------------------------------------------
                                                     YEAR ENDED SEPTEMBER     NOVEMBER 1,
                                                             30,                1994 TO
                                                    ----------------------   SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                          1998    1997    1996        1995
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.31   10.06   10.18        9.50
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .45     .46     .46         .45
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .29     .29    (.04)        .68
----------------------------------------------------------------------------------------------
Total from investment operations                       .74     .75     .42        1.13
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .45     .46     .46         .45
----------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .07     .04     .08          --
----------------------------------------------------------------------------------------------
Total dividends                                        .52     .50     .54         .45
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53   10.31   10.06       10.18
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         7.34%   7.62    4.15       12.08
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                          .96%    .96     .92         .55
----------------------------------------------------------------------------------------------
Net investment income                                 4.35%   4.55    4.45        5.00
----------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                               .96%    .96    1.04        1.05
----------------------------------------------------------------------------------------------
Net investment income                                 4.35%   4.55    4.33        4.50
----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   CLASS B
                                                    --------------------------------------
                                                     YEAR ENDED SEPTEMBER     NOVEMBER 1,
                                                             30,                1994 TO
                                                    ----------------------   SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                          1998    1997    1996        1995
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.31   10.06   10.18            9.50
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .37     .38     .38             .36
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .28     .29    (.04)            .68
------------------------------------------------------------------------------------------
Total from investment operations                       .65     .67     .34            1.04
------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .37     .38     .38             .36
------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .07     .04     .08              --
------------------------------------------------------------------------------------------
Total dividends                                        .44     .42     .46             .36
------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52   10.31   10.06           10.18
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         6.38%   6.78    3.34           11.13
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                         1.76%   1.76    1.71            1.42
------------------------------------------------------------------------------------------
Net investment income                                 3.55%   3.75    3.66            4.13
------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------
Expenses                                              1.76%   1.76    1.83            1.92
------------------------------------------------------------------------------------------
Net investment income                                 3.55%   3.75    3.54            3.63
------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                      CLASS C
                                                    -------------------------------------------
                                                     YEAR ENDED SEPTEMBER     NOVEMBER 1,
                                                             30,                1994 TO
                                                    ----------------------   SEPTEMBER 30,
INTERMEDIATE MUNICIPAL FUND                          1998    1997    1996         1995
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.31   10.06   10.19        9.50
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .37     .39     .38         .38
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              .29     .29    (.05)        .69
-----------------------------------------------------------------------------------------------
Total from investment operations                       .66     .68     .33        1.07
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .37     .39     .38         .38
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .07     .04     .08          --
-----------------------------------------------------------------------------------------------
Total dividends                                        .44     .43     .46         .38
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53   10.31   10.06       10.19
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         6.55%   6.77    3.26       11.43
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                         1.73%   1.73    1.65        1.28
-----------------------------------------------------------------------------------------------
Net investment income                                 3.58%   3.78    3.72        4.27
-----------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                              1.73%   1.73    1.77        1.78
-----------------------------------------------------------------------------------------------
Net investment income                                 3.58%   3.78    3.60        3.77
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------
                                                                                 NOVEMBER 1,
                                                    YEAR ENDED SEPTEMBER 30,       1994 TO
                                                    -------------------------   SEPTEMBER 30,
                                                     1998      1997     1996         1995
--------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $25,173   21,889   21,901      16,169
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                     14%      80       80          60
--------------------------------------------------------------------------------------------------

NOTES FOR INTERMEDIATE MUNICIPAL FUND:
Scudder Kemper agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the waiver of management fee.

Total return does not reflect the effect of any sales charges.

FEDERAL TAX STATUS OF 1998 DIVIDENDS FOR BOTH FUNDS
Municipal and Intermediate Municipal Funds paid distributions of $.11 and $.04 per share, respectively, from net long-term capital gains during the year ended September 30, 1998, of which 36% and 25% represent 20% rate gains, respectively.

Pursuant to Section 852 of the Internal Revenue Code, Municipal and Intermediate Municipal Funds designate $35,446,000 and $42,000, respectively, as capital gain dividends for the year ended September 30, 1998, of which 100% represent 20% rate gains.

Of the dividends paid from net investment income by each Fund for the taxable year ended September 30, 1998, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

NOTES

TRUSTEES                          OFFICERS
DANIEL PIERCE                     MARK S. CASADY                    ROBERT C. PECK, JR.
Chairman and Trustee              President                         Vice President
DAVID W. BELIN                    PHILIP J. COLLORA                 KATHRYN L. QUIRK
Trustee                           Vice President,                   Vice President
                                  Secretary and Treasurer
LEWIS A. BURNHAM                                                    LINDA J. WONDRACK
Trustee                           JOHN R. HEBBLE                    Vice President
                                  Treasurer
DONALD L. DUNAWAY                                                   MAUREEN E. KANE
Trustee                           JERARD K. HARTMAN                 Assistant Secretary
                                  Vice President
ROBERT B. HOFFMAN                                                   CAROLINE PEARSON
Trustee                           THOMAS W. LITTAUER                Assistant Secretary
                                  Vice President
DONALD R. JONES                                                     ELIZABETH C. WERTH
Trustee                           ANN M. MCCREARY                   Assistant Secretary
                                  Vice President
SHIRLEY D. PETERSON                                                 BRENDA LYONS
Trustee                           CHRISTOPHER J. MIER               Assistant Treasurer
                                  Vice President
WILLIAM P. SOMMERS
Trustee                           M. ASHTON PATTON
                                  Vice President
EDMOND D. VILLANI
Trustee


 ..........................................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 ..........................................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
 ..........................................................................................................
CUSTODIAN AND                         INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                        801 Pennsylvania
                                      Kansas City, MO 64105
 ..........................................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 ..........................................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606
                                      www.kemper.com

KEMPER FUNDS LOGO Long-term investing in a short-term world(SM)
Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.
KNTIS - 2(11/98) 1059700

                                   LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                               TRUSTEES&OFFICERS